FAIR VALUE MEASUREMENTS (Schedule of Quantitative Information about Level 3 Fair Value Measurements of Property and Equipment, Other Non-current Assets and Intangible Assets) (Details) (CNY)
In Thousands, unless otherwise specified
	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	May 13, 2014
Unobservable inputs
Terminal growth rate (as a percent)			3.00%
Impairment charge	229,914		478,710
Minimum [Member]
Unobservable inputs
Discount rate (as a percent)			16.00%
Maximum [Member]
Unobservable inputs
Discount rate (as a percent)			17.00%
Nonrecurring [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	61,202
Nonrecurring [Member] | Level 3 [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	61,579
Nonrecurring [Member] | Level 3 [Member] | Relief-from-royalty method [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets				61,579
Unobservable inputs
Terminal growth rate (as a percent)				3.00%
Nonrecurring [Member] | Level 3 [Member] | Relief-from-royalty method [Member] | Minimum [Member]
Unobservable inputs
Discount rate (as a percent)				17.00%
Royalty rate (as a percent)				1.00%
Nonrecurring [Member] | Level 3 [Member] | Relief-from-royalty method [Member] | Maximum [Member]
Unobservable inputs
Discount rate (as a percent)				22.00%
Royalty rate (as a percent)				6.00%
Nonrecurring [Member] | Level 3 [Member] | Binomial Method [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Convertible Loan					41,538
Unobservable inputs
Volatility (as a percent)					57.00%
Risk-free interest rate (as a percent)					0.89%
Discount rate (as a percent)					16.00%